Morgan Stanley KLD Social Index Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2002

Dear Shareholder:
During the 12-month period ended November 30, 2002, the U.S. stock markets exhibited a high degree of volatility as economic and political uncertainty lingered. The war on terror, corporate scandals, a high unemployment rate and heavy debt levels hindered economic recovery. In addition, the market was missing signs of strength in earnings and revenue streams.

However, strength in the economy was apparent in the housing market, with booming sales and increased refinancing activity. Declining mortgage rates made housing more affordable as rising home prices gave consumers more confidence to spend money. Late in the period the markets rebounded from their October lows as investors began to expect an improved economy and sustainable earnings growth.

Performance and Portfolio Strategy
For the 12-month period ended November 30, 2002, Morgan Stanley KLD Social Index Fund's Class A, B, C and D shares returned -17.25 percent, -17.90 percent, -17.92 percent and -17.17 percent, respectively. For the same period, the KLD Large Cap Social Index (KLD Index) and Russell 1000 Index returned -16.57 percent and -16.07 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund seeks to deliver investment results that correspond, before expenses, to the total return of the KLD Index, which is composed of medium- to large-capitalization stocks that meet certain social and environmental criteria. As of November 30, 2002, about 700 companies met KLD's broad-based environmental and social criteria, representing approximately 92 percent of the available domestic market capitalization. The Investment Manager uses a statistical sampling in an attempt to recreate the portfolio characteristics of the KLD Index. As of November 30, the Fund's portfolio comprised approximately 300 companies. Because the Fund's portfolio is intended to replicate the KLD Index based on market capitalization, certain sectors are either under- or overrepresented in the Fund. The financial services sector accounted for the largest weighting of the Fund's portfolio, followed by the technology, health care and consumer discretionary areas. The transportation, materials and energy sectors were among the lowest weightings.

----------------
The KLD Large Cap Social Index (KLD Index) is a service mark of KLD Research & Analytics, Inc. (KLD). Morgan Stanley KLD Social Index Fund is not promoted or endorsed by, or in any way affiliated with, KLD. KLD is not responsible for and has not reviewed the Fund or any associated literature or publications. KLD makes no representation or warranty, express or implied, as to their accuracy or completeness or otherwise. The KLD Index is derived from the constituents of the Russell 1000 Index. The Russell 1000 Index is a trademark/service mark of the Frank Russell Company (FRC). The use of the Russell 1000 Index as the universe for the KLD Index in no way suggests or implies an opinion by FRC as to the attractiveness of the KLD Index or of investment in any or all of the securities upon which the Russell 1000 Index or KLD Index are based.

Morgan Stanley KLD Social Index Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2002 CONTINUED

Looking Ahead
Many companies have been focusing on cost cutting, which we believe should improve their bottom lines. Furthermore, job and income growth should, in our view, benefit consumer spending. The Fed currently maintains a balanced risk assessment with the federal funds rate at 1.25 percent. The Fed's November 2002 easing of 50 basis points to this level should, in our opinion, encourage renewed business spending. Furthermore, we believe government spending should continue to accelerate due to geopolitical issues.

There are several more proposals in the works to stimulate the economy further. Most notable is a tax reform initiative to eliminate the double taxation of dividends for investors. Investors have been focusing on companies that pay or have the ability to pay dividends as their faith in earnings quality diminishes. If legislation passes, we believe these companies may be even more attractive investment possibilities.

We appreciate your ongoing support of Morgan Stanley KLD Social Index Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley KLD Social Index Fund
FUND PERFORMANCE / / NOVEMBER 30, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                    CLASS A    CLASS B    CLASS C    CLASS D   KLD INDEX(4)
July 13, 2001         $9,475    $10,000    $10,000    $10,000       $10,000
August 31, 2001       $8,783     $9,260     $9,260     $9,270        $9,272
November 30, 2001     $8,897     $9,360     $9,360     $9,400        $9,407
February 28, 2002     $8,524     $8,945     $8,946     $9,004        $9,015
May 31, 2002          $8,334     $8,735     $8,736     $8,812        $8,822
August 31, 2002       $7,048     $7,374     $7,382     $7,464        $7,485
November 30, 2002  $7,362(3)  $7,377(3)  $7,683(3)  $7,786(3)        $7,848

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                           AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED NOVEMBER 30, 2002
 ------------------------------------------------------------------------------------------------------------------
                     CLASS A SHARES*                                           CLASS B SHARES**
 -------------------------------------------------------    -------------------------------------------------------
 1 Year                       (17.25)%(1)    (21.60)%(2)    1 Year                       (17.90)%(1)    (22.00)%(2)
 Since Inception (7/13/01)    (16.68)%(1)    (19.87)%(2)    Since Inception (7/13/01)    (17.35)%(1)    (19.75)%(2)

                     CLASS C SHARES+                                           CLASS D SHARES++
 -------------------------------------------------------    -------------------------------------------------------
 1 Year                       (17.92)%(1)    (18.74)%(2)    1 Year                       (17.17)%(1)
 Since Inception (7/13/01)    (17.36)%(1)    (17.36)%(2)    Since Inception (7/13/01)    (16.55)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON NOVEMBER 30, 2002.
(4) THE KLD LARGE CAP SOCIAL INDEX BEGINS WITH THE RUSSELL 1000 INDEX. COMPANIES NOT UP TO CERTAIN STANDARDS OF RESPONSIBILITY ESTABLISHED BY KLD ARE THEN EXCLUDED, LEAVING ONLY COMPANIES THAT HAVE DEMONSTRATED A COMMITMENT TO SOCIAL AND ENVIRONMENTAL CONCERNS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (98.5%)
           ADVERTISING/MARKETING SERVICES (0.4%)
    727    Interpublic Group of Companies, Inc.....  $    10,883
    582    Omnicom Group, Inc......................       39,605
                                                     -----------
                                                          50,488
                                                     -----------
           AIR FREIGHT/COURIERS (0.9%)
    610    FedEx Corp..............................       32,068
  1,125    United Parcel Service, Inc.
            (Class B)..............................       71,280
                                                     -----------
                                                         103,348
                                                     -----------
           AIRLINES (0.2%)
  1,753    Southwest Airlines Co...................       29,100
                                                     -----------
           ALTERNATIVE POWER GENERATION (0.0%)
    822    Calpine Corp.*..........................        3,641
                                                     -----------
           APPAREL/FOOTWEAR (0.3%)
    319    Cintas Corp.............................       16,100
    226    Coach, Inc.*............................        7,688
    200    Liz Claiborne, Inc......................        6,440
    175    VF Corp.................................        6,625
                                                     -----------
                                                          36,853
                                                     -----------
           APPAREL/FOOTWEAR RETAIL (0.3%)
    600    Gap, Inc. (The).........................        9,534
    202    Ross Stores, Inc........................        9,342
  1,100    TJX Companies, Inc. (The)...............       21,527
                                                     -----------
                                                          40,403
                                                     -----------
           AUTO PARTS: O.E.M. (0.2%)
  1,203    Delphi Corp.............................       10,225
    200    Johnson Controls, Inc...................       16,578
                                                     -----------
                                                          26,803
                                                     -----------
           BEVERAGES: NON-ALCOHOLIC (1.9%)
  4,360    Coca-Cola Co. (The).....................      198,990
    596    Coca-Cola Enterprises Inc...............       12,689

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    356    Pepsi Bottling Group, Inc. (The)........  $    10,224
                                                     -----------
                                                         221,903
                                                     -----------
           BIOTECHNOLOGY (1.8%)
  2,601    Amgen Inc.*.............................      122,767
    380    Biogen, Inc.*...........................       16,777
    504    Genzyme Corp. (General Division)*.......       16,531
    524    Gilead Sciences, Inc.*..................       20,687
    348    Human Genome Sciences, Inc.*............        3,710
    302    IDEC Pharmaceuticals Corp.*.............        9,909
    529    MedImmune, Inc.*........................       13,955
    745    Millennium Pharmaceuticals, Inc.*.......        7,457
                                                     -----------
                                                         211,793
                                                     -----------
           BROADCASTING (0.3%)
    456    Univision Communications, Inc.
            (Class A)*.............................       14,656
    449    USA Interactive, Inc.*..................       12,482
    240    Westwood One, Inc.*.....................        9,329
                                                     -----------
                                                          36,467
                                                     -----------
           BUILDING PRODUCTS (0.4%)
    273    American Standard Companies, Inc.*......       20,333
  1,273    Masco Corp..............................       25,676
                                                     -----------
                                                          46,009
                                                     -----------
           CABLE/SATELLITE TV (1.3%)
  2,426    Comcast Corp. (Class A)*................       56,871
  2,024    Comcast Corp. (Class A - Special)*......       46,147
  4,300    Liberty Media Corp. (Class A)*..........       45,408
                                                     -----------
                                                         148,426
                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED (0.2%)
    680    Rohm & Haas Co..........................       24,065
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           CHEMICALS: SPECIALTY (0.6%)
    630    Air Products & Chemicals, Inc...........  $    27,859
    796    Praxair, Inc............................       46,964
                                                     -----------
                                                          74,823
                                                     -----------
           COMPUTER COMMUNICATIONS (1.9%)
    595    Brocade Communications Systems, Inc.*...        3,386
 14,486    Cisco Systems, Inc.*....................      216,131
    694    Juniper Networks, Inc.*.................        6,760
                                                     -----------
                                                         226,277
                                                     -----------
           COMPUTER PERIPHERALS (0.6%)
  4,878    EMC Corp.*..............................       35,365
    465    Lexmark International, Inc.*............       30,755
                                                     -----------
                                                          66,120
                                                     -----------
           COMPUTER PROCESSING HARDWARE (2.4%)
    821    Apple Computer, Inc.*...................       12,725
  4,767    Dell Computer Corp.*....................      136,193
  5,892    Hewlett-Packard Co......................      114,776
  5,982    Sun Microsystems, Inc.*.................       25,669
                                                     -----------
                                                         289,363
                                                     -----------
           CONTRACT DRILLING (0.1%)
    626    ENSCO International Inc.................       17,515
                                                     -----------
           DATA PROCESSING SERVICES (1.2%)
  1,332    Automatic Data Processing, Inc..........       57,902
    432    BISYS Group, Inc. (The)*................        8,761
  1,048    Concord EFS, Inc.*......................       15,720
    473    Convergys Corp.*........................        8,154
    388    DST Systems, Inc.*......................       14,725
    336    Fiserv, Inc.*...........................       11,397
    878    Paychex, Inc............................       25,638
                                                     -----------
                                                         142,297
                                                     -----------
           DEPARTMENT STORES (0.8%)
    584    Kohl's Corp.*...........................       40,004
    944    May Department Stores Co................       23,090

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    575    Penney (J.C.) Co., Inc..................  $    13,645
    722    Sears, Roebuck & Co.....................       19,999
                                                     -----------
                                                          96,738
                                                     -----------
           DISCOUNT STORES (1.1%)
    877    Costco Wholesale Corp.*.................       28,327
    739    Dollar General Corp.....................        9,777
    362    Dollar Tree Stores, Inc.*...............       10,625
    412    Family Dollar Stores, Inc...............       12,150
  1,890    Target Corp.............................       65,734
                                                     -----------
                                                         126,613
                                                     -----------
           DRUGSTORE CHAINS (0.7%)
    832    CVS Corp................................       22,364
  2,200    Walgreen Co.............................       63,338
                                                     -----------
                                                          85,702
                                                     -----------
           ELECTRIC UTILITIES (0.3%)
    844    Hawaiian Electric Industries, Inc.......       36,300
                                                     -----------
           ELECTRICAL PRODUCTS (0.6%)
  1,066    Emerson Electric Co.....................       55,592
    388    Molex Inc...............................       10,883
                                                     -----------
                                                          66,475
                                                     -----------
           ELECTRONIC COMPONENTS (0.4%)
    411    Jabil Circuit, Inc.*....................        8,816
    255    QLogic Corp.*...........................       11,077
  2,736    Solectron Corp.*........................       12,640
    735    Vishay Intertechnology, Inc.*...........       10,386
                                                     -----------
                                                          42,919
                                                     -----------
           ELECTRONIC DISTRIBUTORS (0.1%)
    174    CDW Computer Centers, Inc.*.............        8,869
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (0.4%)
  3,130    JDS Uniphase Corp.*.....................       10,673
    451    Scientific-Atlanta, Inc.................        6,134
    627    Symbol Technologies, Inc................        6,452
    361    Waters Corp.*...........................        9,675
  1,925    Xerox Corp.*............................       16,786
                                                     -----------
                                                          49,720
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
  3,257    Applied Materials, Inc.*................  $    55,532
    513    KLA-Tencor Corp.*.......................       22,659
    372    Novellus Systems, Inc.*.................       13,500
    168    Synopsys, Inc.*.........................        8,733
                                                     -----------
                                                         100,424
                                                     -----------
           ELECTRONICS/APPLIANCE STORES (0.3%)
    808    Best Buy Co., Inc.*.....................       22,365
    542    Circuit City Stores - Circuit City
            Group..................................        5,247
    429    RadioShack Corp.........................       10,189
                                                     -----------
                                                          37,801
                                                     -----------
           ELECTRONICS/ APPLIANCES (0.1%)
    208    Whirlpool Corp..........................       11,186
                                                     -----------
           FINANCE/RENTAL/ LEASING (3.0%)
    460    Capital One Financial Corp..............       15,548
    279    Countrywide Credit Industries, Inc......       13,755
  2,092    Fannie Mae..............................      131,901
  1,374    Freddie Mac.............................       79,197
  1,167    Household International, Inc............       33,493
  2,026    MBNA Corp...............................       43,235
    380    SLM Corp................................       37,137
                                                     -----------
                                                         354,266
                                                     -----------
           FINANCIAL CONGLOMERATES (2.3%)
  2,473    American Express Co.....................       96,274
  2,900    J.P. Morgan Chase & Co..................       72,993
    786    Principal Financial Group, Inc..........       22,794
  1,462    Prudential Financial, Inc...............       43,977
    687    State Street Corp.......................       30,915
                                                     -----------
                                                         266,953
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           FINANCIAL PUBLISHING/ SERVICES (0.4%)
    495    McGraw-Hill Companies, Inc. (The).......  $    29,349
    990    SunGard Data Systems Inc.*..............       23,136
                                                     -----------
                                                          52,485
                                                     -----------
           FOOD DISTRIBUTORS (0.5%)
    348    Supervalu, Inc..........................        6,257
  1,978    SYSCO Corp..............................       58,193
                                                     -----------
                                                          64,450
                                                     -----------
           FOOD RETAIL (0.5%)
    958    Albertson's, Inc........................       22,360
  1,980    Kroger Co.*.............................       31,145
    400    Safeway Inc.*...........................        9,512
                                                     -----------
                                                          63,017
                                                     -----------
           FOOD: MAJOR DIVERSIFIED (2.0%)
    700    General Mills, Inc......................       31,234
  1,042    Heinz (H.J.) Co.........................       36,282
    339    Kellogg Co..............................       11,312
  3,829    PepsiCo, Inc............................      162,656
                                                     -----------
                                                         241,484
                                                     -----------
           FOOD: SPECIALTY/CANDY (0.3%)
    314    Hershey Foods Corp......................       20,218
    280    Wrigley (Wm.) Jr. Co. (Class A).........       15,061
                                                     -----------
                                                          35,279
                                                     -----------
           GAS DISTRIBUTORS (0.3%)
    180    Kinder Morgan, Inc......................        7,389
    771    NiSource Inc............................       15,027
    300    Peoples Energy Corp.....................       10,797
                                                     -----------
                                                          33,213
                                                     -----------
           HOME BUILDING (0.2%)
    140    Centex Corp.............................        7,046
    227    D.R. Horton, Inc........................        4,338
    113    Lennar Corp.............................        5,991
     99    Pulte Homes, Inc........................        4,647
                                                     -----------
                                                          22,022
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           HOME FURNISHINGS (0.3%)
    353    Leggett & Platt, Inc....................  $     8,426
    955    Newell Rubbermaid, Inc..................       30,293
                                                     -----------
                                                          38,719
                                                     -----------
           HOME IMPROVEMENT CHAINS (1.6%)
  4,700    Home Depot, Inc. (The)..................      124,174
  1,572    Lowe's Companies, Inc...................       65,238
                                                     -----------
                                                         189,412
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT (0.1%)
    554    Health Management Associates, Inc.
            (Class A)..............................        9,712
    186    Triad Hospitals, Inc.*..................        5,608
                                                     -----------
                                                          15,320
                                                     -----------
           HOUSEHOLD/PERSONAL CARE (3.9%)
    522    Avon Products, Inc......................       26,805
  1,161    Colgate-Palmolive Co....................       59,664
  2,476    Gillette Co. (The)......................       75,072
  1,180    Kimberly-Clark Corp.....................       59,378
  2,789    Procter & Gamble Co. (The)..............      234,276
                                                     -----------
                                                         455,195
                                                     -----------
           INDUSTRIAL CONGLOMERATES (1.1%)
    876    3M Co...................................      113,749
    318    SPX Corp.*..............................       15,010
                                                     -----------
                                                         128,759
                                                     -----------
           INDUSTRIAL MACHINERY (0.5%)
    798    Illinois Tool Works Inc.................       54,256
                                                     -----------
           INDUSTRIAL SPECIALTIES (0.3%)
    595    Ecolab, Inc.............................       29,554
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES (2.9%)
  1,150    Electronic Data Systems Corp............       21,321
  3,445    International Business Machines Corp....      300,059

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    702    PeopleSoft, Inc.*.......................  $    13,787
    822    Unisys Corp.*...........................        9,206
                                                     -----------
                                                         344,373
                                                     -----------
           INSURANCE BROKERS/ SERVICES (0.4%)
    936    Marsh & McLennan Companies, Inc.........       44,179
                                                     -----------
           INTERNET RETAIL (0.1%)
    505    Amazon.com, Inc.*.......................       11,792
                                                     -----------
           INTERNET SOFTWARE/ SERVICES (0.3%)
  1,224    BEA Systems, Inc.*......................       13,512
  1,019    Siebel Systems, Inc.*...................        8,672
    926    Yahoo! Inc.*............................       16,918
                                                     -----------
                                                          39,102
                                                     -----------
           INVESTMENT BANKS/ BROKERS (1.2%)
    542    Goldman Sachs Group, Inc. (The).........       42,748
  1,744    Merrill Lynch & Co., Inc................       75,864
  2,327    Schwab (Charles) Corp. (The)............       26,854
                                                     -----------
                                                         145,466
                                                     -----------
           INVESTMENT MANAGERS (0.3%)
    694    Franklin Resources, Inc.................       25,643
    902    Stilwell Financial, Inc.................       13,277
                                                     -----------
                                                          38,920
                                                     -----------
           LIFE/HEALTH INSURANCE (0.6%)
  1,168    AFLAC, Inc..............................       36,033
    200    Jefferson-Pilot Corp....................        7,630
    437    Lincoln National Corp...................       15,356
    593    UnumProvident Corp......................       10,111
                                                     -----------
                                                          69,130
                                                     -----------
           MAJOR BANKS (7.0%)
  3,245    Bank of America Corp....................      227,410
  2,675    Bank One Corp...........................      105,636
  1,175    BB&T Corp...............................       44,638
  1,000    FleetBoston Financial Corp..............       27,130
    500    KeyCorp.................................       13,045
    957    Mellon Financial Corp...................       28,758

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  1,613    National City Corp......................  $    44,841
    323    PNC Financial Services Group, Inc.......       13,631
    805    Popular, Inc............................       27,072
    609    SunTrust Banks, Inc.....................       35,724
  2,705    Wachovia Corp...........................       95,081
  3,591    Wells Fargo & Co........................      165,940
                                                     -----------
                                                         828,906
                                                     -----------
           MAJOR
           TELECOMMUNICATIONS (5.7%)
    808    ALLTEL Corp.............................       44,505
  1,500    AT&T Corp...............................       42,060
  4,449    BellSouth Corp..........................      123,682
  6,885    SBC Communications, Inc.................      196,222
  2,351    Sprint Corp. (FON Group)................       34,278
  5,507    Verizon Communications Inc..............      230,633
                                                     -----------
                                                         671,380
                                                     -----------
           MANAGED HEALTH CARE (1.4%)
    276    Aetna Inc...............................       10,419
    371    Anthem, Inc.*...........................       21,982
    798    Caremark Rx, Inc.*......................       14,093
    302    CIGNA Corp..............................       13,146
    481    First Health Group Corp.*...............       11,477
    477    Health Net Inc.*........................       12,311
    470    Humana, Inc.*...........................        4,893
    273    Oxford Health Plans, Inc.*..............        9,970
    520    UnitedHealth Group Inc..................       42,354
    322    WellPoint Health Networks, Inc.*........       21,197
                                                     -----------
                                                         161,842
                                                     -----------
           MEDIA CONGLOMERATES (1.9%)
  8,276    AOL Time Warner Inc.*...................      135,478
  4,654    Disney (Walt) Co. (The).................       92,242
                                                     -----------
                                                         227,720
                                                     -----------
           MEDICAL DISTRIBUTORS (0.8%)
    998    Cardinal Health, Inc....................       61,417
  1,166    McKesson Corp...........................       30,223
                                                     -----------
                                                          91,640
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           MEDICAL SPECIALTIES (2.8%)
    584    Applera Corp. - Applied Biosystems
            Group..................................  $    12,766
    176    Bard (C.R.), Inc........................        9,768
  1,137    Baxter International, Inc...............       36,373
    862    Becton, Dickinson & Co..................       25,576
    474    Biomet, Inc.............................       13,035
    508    Boston Scientific Corp.*................       21,336
    527    Guidant Corp.*..........................       15,773
  2,325    Medtronic, Inc..........................      108,694
    654    St. Jude Medical, Inc.*.................       22,772
    470    Stryker Corp............................       29,069
    329    Varian Medical Systems, Inc.*...........       15,361
    530    Zimmer Holdings, Inc.*..................       19,949
                                                     -----------
                                                         330,472
                                                     -----------
           MEDICAL/NURSING SERVICES (0.1%)
    257    Lincare Holdings, Inc.*.................        8,409
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES (0.1%)
    368    Sabre Holdings Corp. (Class A)*.........        8,008
                                                     -----------
           MOTOR VEHICLES (0.3%)
    714    Harley-Davidson, Inc....................       34,658
                                                     -----------
           MULTI-LINE INSURANCE (3.4%)
  5,776    American International Group, Inc.......      376,306
    601    Hartford Financial Services Group, Inc.
            (The)..................................       29,485
                                                     -----------
                                                         405,791
                                                     -----------
           OFFICE EQUIPMENT/ SUPPLIES (0.4%)
    358    Avery Dennison Corp.....................       23,069
    683    Pitney Bowes, Inc.......................       24,110
                                                     -----------
                                                          47,179
                                                     -----------
           OIL & GAS PRODUCTION (0.9%)
    714    Anadarko Petroleum Corp.................       33,701
    741    Apache Corp.............................       39,925

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    511    Devon Energy Corp.......................  $    23,399
    689    Ocean Energy, Inc.......................       12,981
                                                     -----------
                                                         110,006
                                                     -----------
           OIL REFINING/MARKETING (0.1%)
    261    Valero Energy Corp......................        8,344
                                                     -----------
           OILFIELD SERVICES/ EQUIPMENT (0.3%)
  1,035    Baker Hughes Inc........................       33,886
                                                     -----------
           OTHER CONSUMER SERVICES (0.6%)
    303    Apollo Group, Inc. (Class A)*...........       12,499
    800    Block (H.&R.), Inc......................       30,664
    115    Career Education Corp.*.................        4,475
    389    eBay, Inc.*.............................       26,822
                                                     -----------
                                                          74,460
                                                     -----------
           PACKAGED SOFTWARE (6.1%)
    535    Adobe Systems, Inc......................       15,799
    926    BMC Software, Inc.*.....................       16,575
    688    Cadence Design Systems, Inc.*...........        9,921
    478    Intuit Inc.*............................       25,783
    306    Mercury Interactive Corp.*..............       10,245
  8,663    Microsoft Corp.* **.....................      500,895
  8,129    Oracle Corp.*...........................       98,767
    410    Symantec Corp.*.........................       17,929
  1,100    VERITAS Software Corp.*.................       19,998
                                                     -----------
                                                         715,912
                                                     -----------
           PERSONNEL SERVICES (0.1%)
    427    Robert Half International, Inc.*........        8,391
                                                     -----------
           PHARMACEUTICALS: GENERIC DRUGS (0.1%)
    447    Mylan Laboratories, Inc.................       15,077
                                                     -----------
           PHARMACEUTICALS: MAJOR (5.3%)
  6,390    Johnson & Johnson.......................      364,358
  4,419    Merck & Co., Inc........................      262,533
                                                     -----------
                                                         626,891
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           PHARMACEUTICALS: OTHER (0.6%)
    446    Allergan, Inc...........................  $    26,220
    361    Forest Laboratories, Inc.*..............       38,746
    486    King Pharmaceuticals, Inc.*.............        9,224
                                                     -----------
                                                          74,190
                                                     -----------
           PROPERTY - CASUALTY INSURERS (0.6%)
    500    Chubb Corp. (The).......................       29,300
    649    Progressive Corp. (The).................       36,759
                                                     -----------
                                                          66,059
                                                     -----------
           PUBLISHING: NEWSPAPERS (0.3%)
    800    Tribune Co..............................       36,640
                                                     -----------
           RAILROADS (0.2%)
    971    Norfolk Southern Corp...................       19,158
                                                     -----------
           REAL ESTATE INVESTMENT TRUSTS (1.8%)
    792    CenterPoint Properties Corp.............       45,287
  2,900    Equity Office Properties Trust..........       74,559
    852    First Industrial Realty Trust, Inc......       23,013
  1,037    Highwoods Properties, Inc...............       21,155
    757    Plum Creek Timber Co., Inc..............       18,433
  1,623    United Dominion Realty Trust, Inc.......       25,189
                                                     -----------
                                                         207,636
                                                     -----------
           RECREATIONAL PRODUCTS (0.4%)
    276    Electronic Arts Inc.*...................       18,729
  1,316    Mattel, Inc.............................       27,136
                                                     -----------
                                                          45,865
                                                     -----------
           REGIONAL BANKS (2.7%)
  1,202    AmSouth Bancorporation..................       22,922
  1,294    Fifth Third Bancorp.....................       72,464
    478    First Tennessee National Corp...........       17,629
  1,172    North Fork Bancorporation, Inc..........       40,797
    546    Northern Trust Corp.....................       21,130
  1,061    Regions Financial Corp..................       36,859
    548    Synovus Financial Corp..................       11,415

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  3,541    U.S. Bancorp............................  $    77,548
    793    Union Planters Corp.....................       23,393
                                                     -----------
                                                         324,157
                                                     -----------
           RESTAURANTS (0.9%)
    694    Darden Restaurants, Inc.................       15,011
  3,130    McDonald's Corp.........................       57,905
  1,463    Starbucks Corp.*........................       31,806
                                                     -----------
                                                         104,722
                                                     -----------
           SAVINGS BANKS (1.2%)
    816    Charter One Financial, Inc..............       24,562
    469    Golden West Financial Corp..............       32,455
    308    GreenPoint Financial Corp...............       13,152
  1,119    Sovereign Bancorp, Inc..................       15,465
  1,720    Washington Mutual, Inc..................       61,886
                                                     -----------
                                                         147,520
                                                     -----------
           SEMICONDUCTORS (4.7%)
    874    Advanced Micro Devices, Inc.*...........        7,429
  1,126    Altera Corp.*...........................       16,361
  1,121    Analog Devices, Inc.*...................       34,403
    525    Broadcom Corp. (Class A)*...............       10,264
 13,628    Intel Corp..............................      284,553
    381    Intersil Corp. (Class A)*...............        6,587
  1,224    LSI Logic Corp.*........................       10,147
    705    Maxim Integrated Products, Inc..........       29,673
    647    Microchip Technology Inc................       18,608
  1,154    Micron Technology, Inc.*................       18,245
    480    National Semiconductor Corp.*...........        9,744
    282    NVIDIA Corp.*...........................        4,831
  3,936    Texas Instruments, Inc..................       79,153
    873    Xilinx, Inc.*...........................       21,511
                                                     -----------
                                                         551,509
                                                     -----------
           SERVICES TO THE HEALTH INDUSTRY (0.1%)
    161    Express Scripts, Inc. (Class A)*........        8,147
    557    IMS Health Inc..........................        9,246
                                                     -----------
                                                          17,393
                                                     -----------
           SPECIALTY INSURANCE (0.4%)
    251    Ambac Financial Group, Inc..............       15,690

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    260    Fidelity National Financial, Inc........  $     8,411
    150    MBIA, Inc...............................        6,822
    131    MGIC Investment Corp....................        6,114
    319    Radian Group, Inc.......................       13,047
                                                     -----------
                                                          50,084
                                                     -----------
           SPECIALTY STORES (0.9%)
    176    AutoZone, Inc.*.........................       14,379
    695    Bed Bath & Beyond Inc.*.................       24,110
    170    Carmax Inc.*............................        3,349
    169    Michaels Stores, Inc.*..................        6,363
    823    Office Depot, Inc.*.....................       14,575
    559    PETSMART, Inc.*.........................       10,314
    968    Staples, Inc.*..........................       18,682
    339    Williams-Sonoma, Inc.*..................        8,929
                                                     -----------
                                                         100,701
                                                     -----------
           STEEL (0.1%)
    304    Nucor Corp..............................       15,273
                                                     -----------
           TELECOMMUNICATION
           EQUIPMENT (1.4%)
  1,100    CIENA Corp.*............................        7,315
    474    Comverse Technology, Inc.*..............        5,745
  2,574    Corning Inc.*...........................       11,403
  9,425    Lucent Technologies Inc.*...............       16,494
  5,803    Motorola, Inc...........................       66,038
  1,499    QUALCOMM Inc.*..........................       61,789
                                                     -----------
                                                         168,784
                                                     -----------
           TOOLS/HARDWARE (0.1%)
    150    Black & Decker Corp. (The)..............        6,445
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.3%)
    650    Deere & Co..............................       33,247
                                                     -----------
           WHOLESALE DISTRIBUTORS (0.1%)
    476    Genuine Parts Co........................       15,132
                                                     -----------
           WIRELESS
           TELECOMMUNICATIONS (0.6%)
  5,995    AT&T Wireless Services Inc.*............       45,262

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  1,430    Nextel Communications, Inc.
            (Class A)*.............................  $    19,662
                                                     -----------
                                                          64,924
                                                     -----------
           Total Common Stocks
            (COST $14,364,424).....................   11,654,198
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short-Term Investment (1.1%)
           Repurchase Agreement
 $  125    Joint repurchase agreement account 1.36%
            due 12/02/02 (dated 11/29/02; proceeds
            $125,014) (a)
           (COST $125,000).........................      125,000
                                                     -----------

  Total Investments
   (COST $14,489,424) (b).................    99.6%  11,779,198
  Other Assets in Excess of Liabilities...     0.4       46,068
                                            ------  -----------
  Net Assets..............................   100.0% $11,825,266
                                            ======  ===========

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $356,726 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,066,952, RESULTING IN NET UNREALIZED DEPRECIATION OF $2,710,226.

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2002:
                                    DESCRIPTION,    UNDERLYING
       NUMBER                         DELIVERY         FACE
         OF              LONG/         MONTH,         AMOUNT       UNREALIZED
      CONTRACTS          SHORT        AND YEAR       AT VALUE     APPRECIATION
-------------------------------------------------------------------------------
          3               Long     S&P 500 Index     $140,400        $1,440
                                   EMINI December
                                   2002
          1               Long     Nasdaq 100
                                   Index EMINI
                                   December 2002       22,340           557
                                                                     ------
                         Total unrealized appreciation.........      $1,997
                                                                     ======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2002

Assets:
Investments in securities, at value (cost
 $14,489,424).....................................  $11,779,198
Receivable for:
  Investments sold................................       53,915
  Shares of beneficial interest sold..............       51,875
  Dividends.......................................       12,087
Prepaid expenses and other assets.................       13,785
Receivable from affiliate.........................       56,509
                                                    -----------
    Total Assets..................................   11,967,369
                                                    -----------
Liabilities:
Payable for:
  Investments purchased...........................       66,343
  Distribution fee................................        5,303
Accrued expenses and other payables...............       70,457
                                                    -----------
    Total Liabilities.............................      142,103
                                                    -----------
    Net Assets....................................  $11,825,266
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $16,650,605
Net unrealized depreciation.......................   (2,708,229)
Accumulated undistributed net investment income...      119,907
Accumulated net realized loss.....................   (2,237,017)
                                                    -----------
    Net Assets....................................  $11,825,266
                                                    ===========
Class A Shares:
Net Assets........................................     $756,068
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       97,865
    Net Asset Value Per Share.....................  $      7.73
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $      8.16
                                                    ===========
Class B Shares:
Net Assets........................................   $5,670,116
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      738,581
    Net Asset Value Per Share.....................  $      7.68
                                                    ===========
Class C Shares:
Net Assets........................................     $979,834
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      127,906
    Net Asset Value Per Share.....................  $      7.66
                                                    ===========
Class D Shares:
Net Assets........................................   $4,419,248
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      570,841
    Net Asset Value Per Share.....................  $      7.74
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED NOVEMBER 30, 2002

Net Investment Income:
Income
Dividends.........................................  $   190,337
Interest..........................................        5,916
                                                    -----------
    Total Income..................................      196,253
                                                    -----------
Expenses
Offering costs....................................       72,504
Investment management fee.........................       62,849
Distribution fee (Class A shares).................        1,271
Distribution fee (Class B shares).................       53,014
Distribution fee (Class C shares).................        7,644
Professional fees.................................       46,602
KLD licensing fee.................................       44,088
Shareholder reports and notices...................       40,117
Custodian fees....................................       17,578
Transfer agent fees and expenses..................       12,412
Other.............................................        2,300
                                                    -----------
    Total Expenses................................      360,379
Less: amounts waived/reimbursed...................     (298,450)
                                                    -----------
    Net Expenses..................................       61,929
                                                    -----------
    Net Investment Income.........................      134,324
                                                    -----------

Net Realized and Unrealized Loss:
Net Realized Loss on:
  Investments.....................................   (1,929,974)
  Futures contracts...............................     (163,656)
                                                    -----------
    Net Realized Loss.............................   (2,093,630)
                                                    -----------
Net Change in Unrealized Appreciation/Depreciation
 on:
  Investments.....................................   (1,551,299)
  Futures contracts...............................      (16,972)
                                                    -----------
    Net Depreciation..............................   (1,568,271)
                                                    -----------
    Net Loss......................................   (3,661,901)
                                                    -----------
Net Decrease......................................  $(3,527,577)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                                              FOR THE PERIOD
                                            FOR THE YEAR      JULY 13, 2001*
                                                ENDED             THROUGH
                                          NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                          -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................     $   134,324        $    54,553
Net realized loss.......................      (2,093,630)          (143,925)
Net change in unrealized depreciation...      (1,568,271)        (1,139,958)
                                             -----------        -----------

    Net Decrease........................      (3,527,577)        (1,229,330)
                                             -----------        -----------

Dividends to Shareholders from Net
 Investment Income
Class A shares..........................          (1,868)                --
Class B shares..........................          (2,692)                --
Class C shares..........................          (1,886)                --
Class D shares..........................         (79,073)                --
                                             -----------        -----------

    Total Dividends.....................         (85,519)                --
                                             -----------        -----------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................      (3,480,546)        20,048,238
                                             -----------        -----------

    Net Increase (Decrease).............      (7,093,642)        18,818,908

Net Assets:
Beginning of period.....................      18,918,908            100,000
                                             -----------        -----------

End of Period (Including accumulated
 undistributed net investment income of
 $119,907 and $71,640, respectively)....     $11,825,266        $18,918,908
                                             ===========        ===========

---------------------

 *    COMMENCEMENT OF OPERATIONS.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002

1. Organization and Accounting Policies
Morgan Stanley KLD Social Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that before expenses corresponds to the total return of the KLD Large Cap Social Index ("KLD Index"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of companies included in the KLD Index. The Fund was organized as a Massachusetts business trust on April 6, 2001 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Investment Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 CONTINUED

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 CONTINUED

differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Offering Costs -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of $117,980 which have been reimbursed by the Fund for the full amount thereof. Such expenses were deferred and were fully amortized as of July 12, 2002.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the average net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or December 31, 2003, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annual basis exceed 0.60% of the daily net assets of the Fund. At November 30, 2002, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 CONTINUED

Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,014,133 at November 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $187, $16,050 and $298, respectively and received $11,870 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2002 aggregated $1,964,736 and $5,467,905, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $1,300.

At November 30, 2002, an affiliate of the Investment Manager owned 452,552 Class D shares of beneficial interest.

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 CONTINUED

5. Federal Income Tax Status
At November 30, 2002, the Fund had a net capital loss carryover of approximately $2,221,000 of which $20,000 will be available through November 30, 2009 and $2,201,000 will be available through November 30, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $11,000 during fiscal 2002.

As of November 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, the mark-to-market of open futures contracts and capital loss deferrals on wash sales and permanent book/tax differences attributable to tax adjustments on real estate investment trusts held by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $538.

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the KLD Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the KLD Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

At November 30, 2002, the Fund had outstanding futures contracts.

Morgan Stanley KLD Social Index Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 CONTINUED

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                            FOR THE PERIOD
                                    FOR THE YEAR            JULY 13, 2001*
                                        ENDED                  THROUGH
                                  NOVEMBER 30, 2002       NOVEMBER 30, 2001
                                ---------------------  ------------------------
                                 SHARES     AMOUNT       SHARES       AMOUNT
                                --------  -----------  ----------  ------------
CLASS A SHARES
Sold..........................    78,538  $   650,574      32,496  $    313,502
Reinvestment of dividends.....       199        1,868          --            --
Redeemed......................   (15,868)    (121,933)         --            --
                                --------  -----------  ----------  ------------
Net increase -- Class A.......    62,869      530,509      32,496       313,502
                                --------  -----------  ----------  ------------
CLASS B SHARES
Sold..........................   354,989    3,046,133   2,476,207    24,433,481
Reinvestment of dividends.....       255        2,389          --            --
Redeemed......................   (88,137)    (678,301) (2,007,233)  (19,900,307)
                                --------  -----------  ----------  ------------
Net increase -- Class B.......   267,107    2,370,221     468,974     4,533,174
                                --------  -----------  ----------  ------------
CLASS C SHARES
Sold..........................    78,785      674,914      55,882       528,640
Reinvestment of dividends.....       160        1,494          --            --
Redeemed......................    (9,086)     (72,352)       (335)       (2,941)
                                --------  -----------  ----------  ------------
Net increase -- Class C.......    69,859      604,056      55,547       525,699
                                --------  -----------  ----------  ------------
CLASS D SHARES
Sold..........................    96,739      787,983   1,856,262    18,375,863
Reinvestment of dividends.....     8,438       79,063          --            --
Redeemed......................  (985,266)  (7,852,378)   (407,832)   (3,700,000)
                                --------  -----------  ----------  ------------
Net increase (decrease) --
 Class D......................  (880,089)  (6,985,332)  1,448,430    14,675,863
                                --------  -----------  ----------  ------------
Net increase (decrease) in
 Fund.........................  (480,254) $(3,480,546)  2,005,447  $ 20,048,238
                                ========  ===========  ==========  ============

---------------------

 *    COMMENCEMENT OF OPERATIONS.

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                              FOR THE PERIOD
                                            FOR THE YEAR      JULY 13, 2001*
                                                ENDED             THROUGH
                                          NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                          -----------------  -----------------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period....    $       9.39          $10.00
                                            ------------          ------
Income (loss) from investment
 operations:
  Net investment income++...............            0.09            0.03
  Net realized and unrealized loss......           (1.70)          (0.64)
                                            ------------          ------
Total loss from investment operations...           (1.61)          (0.61)
                                            ------------          ------

Less dividends from net investment
 income.................................           (0.05)         -
                                            ------------          ------

Net asset value, end of period..........    $       7.73          $ 9.39
                                            ============          ======

Total Return+...........................          (17.25)%         (6.10)%(1)

Ratios to Average Net Assets(3)(4):
Expenses................................            0.24 %          0.25 %(2)
Net investment income...................            1.01 %          0.85 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................            $756            $329
Portfolio turnover rate.................              13 %             3 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   NOVEMBER 30, 2002...........................................    2.14%          (0.89)%
   NOVEMBER 30, 2001...........................................    2.35           (1.25)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                              FOR THE PERIOD
                                            FOR THE YEAR      JULY 13, 2001*
                                                ENDED             THROUGH
                                          NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                          -----------------  -----------------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.36             $10.00
                                               ------             ------
Income (loss) from investment
 operations:
  Net investment income++...............         0.02               0.00
  Net realized and unrealized loss......        (1.69)             (0.64)
                                               ------             ------
Total loss from investment operations...        (1.67)             (0.64)
                                               ------             ------

Less dividends from net investment
 income.................................        (0.01)            -
                                               ------             ------

Net asset value, end of period..........       $ 7.68             $ 9.36
                                               ======             ======

Total Return+...........................       (17.90)%            (6.40)%(1)

Ratios to Average Net Assets(3)(4):
Expenses................................         1.00 %(2)          1.00 %(2)
Net investment income...................         0.25 %(2)          0.10 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $5,670             $4,413
Portfolio turnover rate.................           13 %                3 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   NOVEMBER 30, 2002...........................................    2.90%          (1.65)%
   NOVEMBER 30, 2001...........................................    3.10           (2.00)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                              FOR THE PERIOD
                                            FOR THE YEAR      JULY 13, 2001*
                                                ENDED             THROUGH
                                          NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                          -----------------  -----------------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period....    $       9.36          $10.00
                                            ------------          ------
Income (loss) from investment
 operations:
  Net investment income++...............            0.02            0.00
  Net realized and unrealized loss......           (1.69)          (0.64)
                                            ------------          ------
Total loss from investment operations...           (1.67)          (0.64)
                                            ------------          ------

Less dividends from net investment
 income.................................           (0.03)         -
                                            ------------          ------

Net asset value, end of period..........    $       7.66          $ 9.36
                                            ============          ======

Total Return+...........................          (17.92)%         (6.40)%(1)

Ratios to Average Net Assets(3)(4):
Expenses................................            1.00 %(2)        1.00 %(2)
Net investment income...................            0.25 %(2)        0.10 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................            $980            $544
Portfolio turnover rate.................              13 %             3 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   NOVEMBER 30, 2002...........................................    2.90%          (1.65)%
   NOVEMBER 30, 2001...........................................    3.10           (2.00)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                              FOR THE PERIOD
                                            FOR THE YEAR      JULY 13, 2001*
                                                ENDED             THROUGH
                                          NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                          -----------------  -----------------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period....       $ 9.40              $10.00
                                               ------              ------
Income (loss) from investment
 operations:
  Net investment income++...............         0.11                0.04
  Net realized and unrealized loss......        (1.71)              (0.64)
                                               ------              ------
Total loss from investment operations...        (1.60)              (0.60)
                                               ------              ------

Less dividends from net investment
 income.................................        (0.06)            -
                                               ------              ------

Net asset value, end of period..........       $ 7.74              $ 9.40
                                               ======              ======

Total Return+...........................       (17.17)%             (6.00)%(1)

Ratios to Average Net Assets(3)(4):
Expenses................................         0.00 %(2)           0.00 %(2)
Net investment income...................         1.25 %(2)           1.10 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands..............................       $4,419             $13,634
Portfolio turnover rate.................           13 %                 3 %(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                  EXPENSE     NET INVESTMENT
   PERIOD ENDED                                                    RATIO        LOSS RATIO
   ------------                                                  ---------   -----------------
   NOVEMBER 30, 2002...........................................    1.90%          (0.65)%
   NOVEMBER 30, 2001...........................................    2.10           (1.00)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley KLD Social Index Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley KLD Social Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley KLD Social Index Fund (the "Fund"), including the portfolio of investments, as of November 30, 2002, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and the period July 13, 2001 (commencement of operations) through November 30, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley KLD Social Index Fund as of November 30, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period July 13, 2001 (commencement of operations) through November 30, 2001, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 10, 2003

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended November 30, 2002, 99.75% of the income dividends paid qualified for the dividends received deduction available to corporations.

Morgan Stanley KLD Social Index Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Since April      Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  1993             Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Since September  Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley KLD Social Index Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       129
(53)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Since July      Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY

Morgan Stanley KLD Social Index Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(69)                        Board and Trustee                      Morgan Stanley Funds and the TCW/DW Term
c/o Morgan Stanley Trust                                           Trusts; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (54)       Trustee               Since June 2000  Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                                           August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley KLD Social Index Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President and Chief Executive        President since May 1999 and Chief
1221 Avenue of the Americas          Officer                              Executive Officer since September
New York, NY                                                              2002
Barry Fink (47)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Thomas F. Caloia (56)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Ronald E. Robison (63)               Vice President                       Since October 1998
1221 Avenue of the Americas
New York, NY
Joseph J. McAlinden (59)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999)
                                     and Chief Executive Officer (since
                                     September 2002) of the Morgan Stanley Funds
                                     and TCW/DW Term Trusts; Trustee of various
                                     Van Kampen investment companies (since
                                     December 1999); previously Chief Strategic
                                     Officer of the Investment Manager and
                                     Morgan Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                Executive Director (since December 2002)
c/o Morgan Stanley Trust             and Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two                            Services; previously First Vice President
Jersey City, NJ                      of the Investment Manager, the Distributor
                                     and Morgan Stanley Services; Treasurer of
                                     the Morgan Stanley Funds.
Ronald E. Robison (63)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services and Chief Executive
                                     Officer and Director of the Transfer Agent;
                                     previously Managing Director of the TCW
                                     Group Inc.
Joseph J. McAlinden (59)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and the TCW/DW
Harborside Financial Center,         Term Trusts (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001); previously, Vice President
                                     of the Investment Manager and Morgan
                                     Stanley Services (August 2000-November
                                     2001), Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000) and Associate-Fund
                                     Administration at BlackRock Financial
                                     Management (July 1996-December 1997).

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

[MORGAN STANLEY LOGO]

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board
Mitchell M. Merin
President and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Joseph J. McAlinden
Vice President
Ronald E. Robison
Vice President
Thomas F. Caloia
Treasurer
Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

[GRAPHIC]
MORGAN STANLEY
KLD SOCIAL INDEX FUND

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Funds Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing. Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc. Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

39908RPT-9403L02-AP-12/02

ANNUAL REPORT
NOVEMBER 30, 2002